FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial income and expenses [Abstract]
Schedule of Financial Income and Expenses
	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Financial income:
Non-cash financial income	2,390	2,270	13,015
Interest income	808	877	476

	3,198	3,147	13,491

Financial expense:
Interest on finance leases	(42)	(55)	(33)
Cash interest on exchangeable notes	(4,600)	(4,600)	(3,348)
Non-cash interest on exchangeable notes (Note 24)	(723)	(718)	(535)
Interest on deferred consideration and licence fee	(40)	(66)	(138)

	(5,405)	(5,439)	(4,054)

Net Financing (Expense) / Income	(2,207)	(2,292)	9,437